Common Shareholders' Equity (Details 1)			12 Months Ended
	Dec. 02, 2020 $ / shares	Apr. 15, 2020 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Nov. 24, 2021 $ / shares	Oct. 06, 2021 $ / shares	Apr. 14, 2021 $ / shares	Dec. 04, 2019 $ / shares	Apr. 17, 2019 $ / shares	Dec. 05, 2018 $ / shares
Interim dividend
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date	Dec. 30, 2020		Dec. 03, 2021	Dec. 30, 2020	Dec. 26, 2019	Jan. 04, 2019
Dividend per Share | (per share)	$ 56		$ 447.0000	$ 56.0000	$ 75.0000	$ 140.0000		$ 200		$ 75		$ 140
Year of dividend				2020	2019	2018
Final dividend
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date		Apr. 24, 2020	Oct. 29, 2021	Apr. 23, 2021	Apr. 24, 2020	Apr. 29, 2019
Dividend per Share | (per share)		$ 179.95079	$ 200.0000	$ 139.16548	$ 179.95079	$ 358.33030	$ 447		$ 139.16548		$ 358.33030
Year of dividend			2021		2019	2018